Interest bearing loans and borrowings - Additional Information (Detail) - GBP (£) £ / shares in Units, £ in Thousands						6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 03, 2020	Jun. 02, 2020	Feb. 10, 2020	May 03, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Jun. 21, 2019	May 01, 2019
Disclosure of detailed information about borrowings [line items]
Borrowing interest rate	6.00%					6.00%
Accreted interest on bank loan						£ 753,242	£ 742,909
Equity component of the Notes									£ 0
Ordinary shares exercise price	£ 0.46	£ 0.19
Reduction in interest bearing loans	£ 13,274,129					13,274,129
Derecogniton of the embedded derivative	41,590,307					41,590,307
Fair value of the embedded derivative liability	£ 11,913,213					11,913,213
Changes in the fair value of the embedded derivative						£ 63,157,926
Increase In Volatility Rate Percent	66.00%					66.00%
Volatility is increased than increase decrease in embedded derivative	£ 77,619,283					£ 77,619,283
Increase in credit spread percent	500.00%					500.00%
Credit spread percent	2358.50%					2358.50%
Credit spread is increased than increase decrease in embedded derivative	£ 78,636,053					£ 78,636,053
Conversion of loan notes into ordinary shares amount							0	£ 0
Increase Decrease in Borrowings						500
Noncash Interest Expense						422,528
Embedded Derivative [Member]
Disclosure of detailed information about borrowings [line items]
Debt instrument face value	11,900					11,900
Embedded derivative liability	£ 0					0
OncoMed Pharmaceuticals, Inc.[member]
Disclosure of detailed information about borrowings [line items]
Ordinary shares exercise price					£ 2.95
Issue of additional warrants to lenders					321,444
Convertible Loan Notes [Member] | Equity Financing Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Debt instrument face value				£ 3,800
Bank loan [member]
Disclosure of detailed information about borrowings [line items]
Fair value of additional warrants					£ 131,150
Accreted interest on bank loan						£ 13,254,414	£ 19,732,236
Revised carrying value of the loan										£ 19,900
Original Discount Rate										18.00%
Novartis [member]
Disclosure of detailed information about borrowings [line items]
Number of converted loans converted to ordinary shares	125,061,475					125,061,475
Equity component of the Notes	£ 1,100					£ 1,100
Conversion of loan notes into ordinary shares amount						£ 21,660,999
Novartis [member] | Convertible Loan Notes [Member] | Equity Financing Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Borrowing interest rate				6.00%
Conversion price per share				£ 0.265
Debt instrument face value				£ 3,800
Debt maturity				three years
Exercise price of warrants				£ 1,449,614
Number of securities called by warrants or rights				0.265
Expiry date of warrants			Feb. 10, 2025